Interest in Other Entities - Schedule of Net Income (Loss) Attributed to Non-Controlling Interests (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Net Income (Loss) Attributed to Non-Controlling Interests [Line items]
Net income (loss) attributed to non-controlling interests		$ (5,978)	$ (5,707)	$ (393)
Eventer [Member]
Schedule of Net Income (Loss) Attributed to Non-Controlling Interests [Line items]
Net income (loss) attributed to non-controlling interests		(151)	(383)	(691)
Jeffs’ Brands [Member]
Schedule of Net Income (Loss) Attributed to Non-Controlling Interests [Line items]
Net income (loss) attributed to non-controlling interests	[1]	(383)	(1,989)	(396)
Gix Internet [Member]
Schedule of Net Income (Loss) Attributed to Non-Controlling Interests [Line items]
Net income (loss) attributed to non-controlling interests		(5,123)	(3,085)	(687)	[2]
GERD IP [Member]
Schedule of Net Income (Loss) Attributed to Non-Controlling Interests [Line items]
Net income (loss) attributed to non-controlling interests				7
Charging Robotics Inc [Member]
Schedule of Net Income (Loss) Attributed to Non-Controlling Interests [Line items]
Net income (loss) attributed to non-controlling interests		$ (321)	$ (250)

[1]	For the period from January 1, 2024, until January 28, 2024. For additional information see note 4E.
[2]	For the period from February 28, 2022, until December 31, 2022. For additional information see note 4F.